Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES
We have certain noncancelable operating lease commitments with lease terms greater than one year for property and computer equipment. The minimum commitments under these agreements at December 31, 2014, were as follows:

(millions)	Commitments
2015	$46.2
2016	43.7
2017	37.2
2018	27.1
2019	16.4
Thereafter	4.4
Total	$175.0

Some of the leases have options to renew at the end of the lease periods. The expense we incurred for the leases disclosed above, as well as other operating leases that may be cancelable or have terms less than one year, was:

(millions)	Expense
2014	$63.4
2013	64.6
2012	71.9

We also have certain noncancelable purchase obligations. The minimum commitment under these agreements at December 31, 2014, was $493.5 million.
As of December 31, 2014, we had no open investment funding commitments; we had no uncollateralized lines or letters of credit as of December 31, 2014 or 2013.